Hartford Life Insurance Company Separate Account Seven:

333-69475	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
Hartford Leaders Elite (Series I/IR)
333-70153	Hartford Leaders Access (Series I/IR)
333-68463	Hartford Leaders Edge (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Elite Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40414	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
Huntington Hartford Leaders Outlook (Series I/IR)
Classic Hartford Leaders Outlook (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-76419	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
333-76425	Hartford Leaders Access (Series I/IR)
333-76423	Hartford Leaders Edge (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)

Supplement Dated July 31, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated July 31, 2007 to your Prospectus

Franklin Global Real Estate Fund and Templeton Global Asset Allocation Fund are closed to Contracts issued on or after May 1, 2002.

This supplement should be retained with the prospectus for future reference.

HV-6144